Wedbush ETFMG Video Game Tech ETF
Schedule of Investments
June 30, 2023 (Unaudited)
	Shares	Value

COMMON STOCKS - 98.0%
Cayman Islands - 9.9%
Entertainment - 8.2% (d)
Archosaur Games, Inc. (a)(f)	322,930	$166,493
Bilibili, Inc. - ADR (a)(b)	70,356	1,062,376
CMGE Technology Group, Ltd. (a)	634,557	141,714
HUYA, Inc. - ADR (a)	53,853	192,794
iDreamSky Technology Holdings, Ltd. (a)(f)	424,453	187,418
IGG, Inc. (a)	285,194	141,214
NetDragon Websoft Holdings, Ltd.	87,889	165,325
NetEase, Inc. - ADR (b)	4,445	429,787
Sea, Ltd. - ADR (a)(b)	4,844	281,146
XD, Inc. (a)	423,332	1,064,273
Zengame Technology Holding, Ltd.	349,618	142,774
Total Entertainment		3,975,314
Interactive Media & Services - 1.4%
JOYY, Inc. - ADR	10,183	312,720
Tencent Holdings, Ltd.	9,465	400,535
Total Interactive Media & Services		713,255
Media - 0.3%
Flowing Cloud Technology, Ltd. (a)	564,050	123,089
Total Cayman Islands		4,811,658

France - 3.0%
Entertainment - 2.2% (d)
Ubisoft Entertainment SA (a)	37,869	1,069,433
Media - 0.8%
Vivendi SE	42,506	389,893
Total France		1,459,326

Italy - 0.3%
Entertainment - 0.3% (d)
Digital Bros SpA	8,259	164,744

Japan - 17.5%
Entertainment - 14.3% (d)
Akatsuki, Inc.	10,871	153,540
Capcom Co., Ltd.	27,679	1,092,428
COLOPL, Inc.	33,992	153,122
DeNa Co., Ltd.	21,433	277,762
GungHo Online Entertainment, Inc.	14,515	284,174
Koei Tecmo Holdings Co., Ltd.	16,626	286,385
Konami Holdings Corp.	20,639	1,075,754
Mixi, Inc.	14,397	266,898
Nexon Co., Ltd.	53,448	1,017,510
Nintendo Co., Ltd.	26,033	1,180,276
Square Enix Holdings Co., Ltd.	24,721	1,145,806
Total Entertainment		6,933,655
Household Durables - 0.7%
Sony Group Corp. - ADR	3,947	355,388
Interactive Media & Services - 0.3%
Gree, Inc.	33,890	149,845
Leisure Products - 1.6%
Bandai Namco Holdings, Inc.	11,789	271,328
Furyu Corp.	20,894	190,558
Sega Sammy Holdings, Inc.	14,265	303,698
Total Leisure Products		765,584
Media - 0.6%
CyberAgent, Inc.	39,621	287,763
Total Japan		8,492,235

Poland - 3.0%
Entertainment - 3.0% (d)
CD Projekt SA	37,818	1,440,282

Republic of Korea - 18.3%
Entertainment - 17.3% (d)
Com2uS Corp.	3,158	145,239
Com2uS Holdings Corp. (a)	4,568	130,698
Devsisters Co., Ltd. (a)	4,380	144,765
JoyCity Corp. (a)	50,320	150,275
Kakao Games Corp. (a)	37,307	930,091
Krafton, Inc. (a)	7,741	1,144,421
NCSoft Corp.	4,568	1,022,700
Neowiz (a)	4,207	125,477
Netmarble Corp. (a)(f)	26,513	987,962
Nexon Games Co., Ltd. (a)	70,659	1,214,607
NHN Corp. (a)	7,972	148,834
Pearl Abyss Corp. (a)	29,710	1,186,010
Webzen, Inc.	14,421	151,472
WeMade Entertainment Co., Ltd.	31,228	925,476
Total Entertainment		8,408,027
Hotels, Restaurants & Leisure - 0.3%
DoubleUGames Co., Ltd.	4,821	154,218
Interactive Media & Services - 0.3%
AfreecaTV Co., Ltd.	2,823	156,827
Leisure Products - 0.4%
GOLFZON Co., Ltd.	1,901	166,923
Total Republic of Korea		8,885,995

Sweden - 5.1%
Entertainment - 4.3% (d)
Embracer Group AB (a)	445,240	1,112,961
Modern Times Group MTG AB - Class B (a)	25,123	160,144
Paradox Interactive AB	25,916	654,066
Stillfront Group AB (a)	86,879	145,237
Total Entertainment		2,072,408
Health Care Equipment & Supplies - 0.8%
Surgical Science Sweden AB (a)	18,113	405,073
Total Sweden		2,477,481

Switzerland - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Logitech International SA (b)	4,399	261,301

Taiwan, Province of China - 3.7%
Entertainment - 3.1% (d)
Gamania Digital Entertainment Co., Ltd.	72,793	191,422
International Games System Co., Ltd.	65,268	1,295,112
Total Entertainment		1,486,534
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,841	286,714
Total Taiwan, Province of China		1,773,248

United Kingdom - 2.9%
Entertainment - 0.7% (d)
Frontier Developments PLC (a)	25,079	187,917
Team17 Group PLC (a)	35,946	164,345
Total Entertainment		352,262
IT Services - 2.2%
Keywords Studios PLC	45,782	1,052,393
Total United Kingdom		1,404,655

United States - 33.8%
Entertainment - 14.4%
Activision Blizzard, Inc. (a)	13,922	1,173,625
Electronic Arts, Inc.	8,744	1,134,097
Playtika Holding Corp. (a)	112,104	1,300,405
ROBLOX Corp. - Class A (a)(b)	26,503	1,068,071
Sciplay Corp. - Class A (a)	57,584	1,133,253
Take-Two Interactive Software, Inc. (a)(b)	8,115	1,194,203
Total Entertainment		7,003,654
Hotels, Restaurants & Leisure - 0.7%
Light & Wonder, Inc. (a)	4,661	320,490
Interactive Media & Services - 2.3%
Alphabet, Inc. - Class C (a)	3,082	372,830
Meta Platforms, Inc. - Class A (a)	1,399	401,485
Ziff Davis, Inc. (a)(b)	4,650	325,779
Total Interactive Media & Services		1,100,094
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc. (a)	3,106	404,898
Leisure Products - 0.7%
Mattel, Inc. (a)	16,021	313,049
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	3,191	363,487
Intel Corp.	12,248	409,573
NVIDIA Corp.	959	405,676
QUALCOMM, Inc.	3,292	391,880
Total Semiconductors & Semiconductor Equipment		1,570,616
Software - 5.9%
AppLovin Corp. - Class A (a)(b)	11,311	291,032
Dolby Laboratories, Inc. - Class A	3,430	287,022
Microsoft Corp.	1,146	390,259
PTC, Inc. (a)	2,079	295,842
Unity Software, Inc. (a)(b)	37,070	1,609,578
Total Software		2,873,733
Specialty Retail - 2.3%
GameStop Corp. - Class A (a)(b)	46,330	1,123,503
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	2,117	410,634
Corsair Gaming, Inc. (a)(b)	56,735	1,006,479
Western Digital Corp. (a)	7,207	273,362
Total Technology Hardware, Storage & Peripherals		1,690,475
Total United States		16,400,512

Virgin Islands (UK) - 0.0%
Interactive Media & Services - 0.0%
VK Co,. Ltd. - ADR (a)(g)	21,975	–
TOTAL COMMON STOCKS (Cost $54,310,521)		47,571,437

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 16.2%
ETFMG Sit Ultra Short ETF (e)	25,000	1,212,250
Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (c)	6,653,848	6,653,848
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $7,897,310)		7,866,098

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 5.01% (c)	208,041	208,041
TOTAL SHORT-TERM INVESTMENTS (Cost $208,041)		208,041

Total Investments (Cost $62,415,872) - 114.6%		55,645,576
Liabilities in Excess of Other Assets - (14.6)%		(7,088,173)
TOTAL NET ASSETS - 100.0%		$48,557,403

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at June 30, 2023.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of June 30, 2023 the Fund had a significant portion of its assets in the Entertainment Industry.
(e)	Affiliated security. A schedule of the Fund’s investments in securities of affiliated issuers held during the period ended June 30, 2023 is set forth below.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2023, the market value of these securities total $1,341,873, which represents 2.8% of total net assets.

(g)	Value determined using significant unobservable inputs. The value of this security totals $0, which represents 0.0% of total net assets. Classified as Level 3 in the fair value hierarchy.
(h)	Amount is less than 0.05.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

Security Name	Value at September 30, 2022	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at June 30, 2023	Ending Shares
ETFMG Sit Ultra Short ETF	$ 3,605,625	$ -	$ (2,415,625)	$ (88,760)	$ 111,010	$ -	$ 1,212,250	25,000

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2023, AIEQ, HACK, IPAY, GAMR, VALT, AWAY, GERM, MJUS, MJXL, SILX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of June 30, 2023, SILJ held three fair valued securities and MJ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023:

GAMR
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$47,571,437	$-	$-	(1)	$47,571,437
Short-Term Investments	208,041	-	-		208,041
ETFMG Sit Ultra Short ETF**	1,212,250	-	-		1,212,250
Investments Purchased with Securities Lending Collateral*	-	-	-		6,653,848
Total Investments in Securities	$48,991,728	$-	$-		$55,645,576

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.